Equity (Share Repurchase Program) (Details) - USD ($)	1 Months Ended	2 Months Ended	12 Months Ended
	Feb. 29, 2020	Mar. 03, 2020	Dec. 31, 2019	Jan. 31, 2020	Nov. 30, 2019	Jun. 30, 2019	Feb. 28, 2019	Oct. 31, 2018	Apr. 30, 2018	Feb. 28, 2018
Equity, Class of Treasury Stock [Line Items]
Share repurchase program, authorized amount			$ 100,000,000		$ 200,000,000	$ 200,000,000	$ 200,000,000	$ 200,000,000	$ 200,000,000	$ 200,000,000
Treasury stock acquired (in shares)			11,950,824
Treasury stock acquired, average price per share (in USD per share)			$ 50.82
Shares cancelled (in shares)			10,000,000
Subsequent Event
Equity, Class of Treasury Stock [Line Items]
Share repurchase program, authorized amount				$ 250,000,000
Treasury stock acquired (in shares)		1,659,269
Treasury stock acquired, average price per share (in USD per share)		$ 57.44
Shares cancelled (in shares)	3,000,000